Accounts Payable and Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable	$ 7,934	$ 591
Accrued Liabilities	6,111	41
Other Accrued Liabilities	1,766	840
Accounts Payable and Accrued Liabilities, Current	$ 15,811	$ 1,472